Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Schedule of finance costs
2021 2020
Interest on long-term debt $ 39,266 $ 43,340
Unwinding of discount on provisions [note 15] 21,445 14,403
Redemption of Series E debentures [note 13] - 24,439
Other charges 15,901 13,951
Total $ 76,612 $ 96,133